Merchandise Inventories, Net (Details) - Schedule of Merchandise Inventories - USD ($)	Sep. 30, 2023	Mar. 31, 2023
Schedule of Merchandise Inventories [Line Items]
Merchandise inventories, net	$ 14,828,587	$ 7,187,800
Beauty products [Member]
Schedule of Merchandise Inventories [Line Items]
Subtotal	6,453,514	3,866,209
Health products [Member]
Schedule of Merchandise Inventories [Line Items]
Subtotal	660,245	714,601
Luxury products [Member]
Schedule of Merchandise Inventories [Line Items]
Subtotal	5,020,666
Electronic products [Member]
Schedule of Merchandise Inventories [Line Items]
Subtotal	723,104
Other products [Member]
Schedule of Merchandise Inventories [Line Items]
Subtotal	$ 1,971,058	$ 2,606,990